Capital and financial risk management - Financial risk management (Details) € in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€) item	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Provisions	€ 2,448	€ 2,246	€ 2,548
Purchased Supplier Invoices	€ 2,200	2,400
Number of times per year the treasury risk committee meets | item	3
Bonds subject to financial covenant ratios	€ 0
Bonds having change of control clause	32,000	35,000
Financial Guarantees
Disclosure of detailed information about financial instruments [line items]
Exposure from guarantee contracts	1,929	€ 1,927
Provisions	€ 0